COMMITMENTS AND CONTINGENCY - Purchase commitment (Details) - Dec. 31, 2020	USD ($)	CNY (¥)
Other Commitment, Fiscal Year Maturity [Abstract]
2021	$ 835,647	¥ 5,458,985
Thereafter	0	0
Total minimum payments required	$ 835,647	¥ 5,458,985